Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred stock, shares issued	1,000	1,000
Preferred stock, shares outstanding	1,000	1,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	19,003,367	19,003,367	20,000,000
Common stock, shares outstanding	19,003,367	19,003,367	20,000,000
Restructuring Transaction [Member]
Preferred stock, par value		$ 0.0001
Preferred stock, shares authorized		20,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value		$ 0.0001
Common stock, shares authorized		100,000,000
Common stock, shares issued		19,003,367
Common stock, shares outstanding		19,003,367